Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Summary of provisions for income tax expenses
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Current tax expense	51,603	36,915	32,433	4,671
Deferred tax benefit	(3,226)	(11,398)	(18,344)	(2,642)
Income tax expense	48,377	25,517	14,089	2,029

Components of income before tax and income tax expenses for PRC and non-PRC operations
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Income arising from PRC operations	358,667	159,318	86,599	12,473
(Loss)/income arising from non-PRC operations	(48,171)	(61,416)	5,710	821
Income before tax	310,496	97,902	92,309	13,294
Income tax expense relating to PRC operations	48,281	25,510	13,806	1,988
Income tax expense relating to non-PRC operations	96	7	283	41
Income tax expense	48,377	25,517	14,089	2,029
Effective tax rate for PRC operations	13.5%	16.0%	15.9%	15.9%

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC operations
	For the Years Ended December 31,
	2014	2015	2016
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(1.7)	(2.7)	(9.3)
Change in valuation allowance	0.4	(0.9)	7.8
Effect of preferential tax benefits	(11.5)	(6.3)	(11.4)
Uncertain tax positions	1.3	0.9	3.8
Effective income tax rate	13.5	16.0	15.9

Combined effects of income tax expense exemption and other preferential tax benefits
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Preferential tax rate effect	41,157	10,073	9,878	1,423
Basic net income per share effect	0.07	0.02	0.02	0.002

Tax effects of temporary differences, give rise to deferred tax assets and liabilities
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Deferred tax assets - current:
Provision of allowance for doubtful accounts	13,229	21,910	3,156
Accrued payroll and expenses and others	22,734	32,397	4,666
Total current deferred tax assets	35,963	54,307	7,822
Deferred tax assets - non-current:
Net operating loss carryforward	4,676	11,402	1,642
Less: valuation allowance	(4,676)	(11,402)	(1,642)
Total non-current deferred tax assets, net	—	—	—

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Deferred tax liabilities - non-current:
Equity investments acquired in disposal of subsidiaries	1,312	1,312	189

Movement of valuation allowance
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Balance as of January 1,	5,569	7,101	4,676	673
Additions	3,153	2,121	6,838	985
Reversals	(1,621)	4,546	(112)	(16)
Balance as of December 31,	7,101	4,676	11,402	1,642

Reconciliation of liabilities associated with uncertain tax positions
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Balance as of January 1,	12,231	16,867	18,368	2,646
Increase related to current year tax positions	4,636	1,501	3,355	483
Balance as of December 31,	16,867	18,368	21,723	3,129